Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 7,840	$ 8,907	$ 8,695	$ 9,267	$ 9,760	$ 10,210	$ 10,146	$ 10,019	$ 9,789	$ 9,215	$ 9,625
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 7,834	8,928	8,754	9,366	9,899	10,397	10,373	10,285	10,089	9,529	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 7,947	9,048	8,855	9,460	9,990	10,476	10,437	10,332	10,119	9,542	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 8,480	9,586	9,332	9,905	10,382	10,821	10,713	10,548	10,261	9,610	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 8,356	9,472	9,223	9,806	10,294	10,745	10,650	10,499	10,230	9,597	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 8,126	8,714	8,230	9,409	9,945	10,561	10,378	10,206	9,925	9,155	9,625
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 8,109	8,745	8,281	9,510	10,086	10,756	10,621	10,478	10,230	9,473	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 8,241	8,859	8,388	9,613	10,176	10,845	10,684	10,524	10,260	9,488	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 8,764	9,361	8,805	10,037	10,555	11,176	10,944	10,723	10,389	9,547	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 8,670	9,270	8,735	9,958	10,497	11,118	10,899	10,682	10,362	9,536	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 7,719	8,698	8,461	9,040	9,685	10,297	10,078	9,898	9,680	9,056	9,625
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 7,712	8,720	8,518	9,140	9,824	10,486	10,315	10,161	9,977	9,375	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 7,807	8,817	8,609	9,221	9,904	10,550	10,360	10,190	9,998	9,379	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 8,287	9,240	8,974	9,541	10,182	10,795	10,525	10,291	10,057	9,409	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 8,216	9,231	8,957	9,548	10,215	10,832	10,575	10,361	10,107	9,427	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 9,444	9,805	8,744	9,771	10,343	11,098	10,953	11,326	10,277	9,308	9,625
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 9,398	9,800	8,773	9,835	10,458	11,272	11,173	11,601	10,570	9,616	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 9,652	10,068	9,000	10,085	10,678	11,459	11,310	11,708	10,631	9,643	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 10,095	10,450	9,291	10,372	10,939	11,696	11,501	11,851	10,725	9,692	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 10,041	10,398	9,255	10,315	10,890	11,643	11,476	11,833	10,706	9,686	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
FTSE World Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Account Value	$ 9,459	9,738	9,258	11,327	12,176	11,058	10,442	10,531	9,797	9,643	10,000
FTSE World Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Account Value	$ 9,459	9,738	9,258	11,327	12,176	11,058	10,442	10,531	9,797	9,643	10,000
FTSE World Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Account Value	$ 9,459	9,738	9,258	11,327	12,176	11,058	10,442	10,531	9,797	9,643	10,000
FTSE World Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Account Value	$ 9,459	9,738	9,258	11,327	12,176	11,058	10,442	10,531	9,797	9,643	10,000
FTSE World Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Account Value	$ 9,459	9,738	9,258	11,327	12,176	11,058	10,442	10,531	9,797	9,643	10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783	12,339	11,318	10,565	10,710	9,946	9,671	10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783	12,339	11,318	10,565	10,710	9,946	9,671	10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783	12,339	11,318	10,565	10,710	9,946	9,671	10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783	12,339	11,318	10,565	10,710	9,946	9,671	10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,354	10,494	9,896	11,783	12,339	11,318	10,565	10,710	9,946	9,671	10,000
FTSE Non-U.S. World Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Non-U.S. World Government Bond Index
Account Value	$ 8,572	9,053	8,555	10,977	12,153	10,971	10,417	10,610	9,617	9,446	10,000
FTSE Non-U.S. World Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Non-U.S. World Government Bond Index
Account Value	$ 8,572	9,053	8,555	10,977	12,153	10,971	10,417	10,610	9,617	9,446	10,000
FTSE Non-U.S. World Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Non-U.S. World Government Bond Index
Account Value	$ 8,572	9,053	8,555	10,977	12,153	10,971	10,417	10,610	9,617	9,446	10,000
FTSE Non-U.S. World Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Non-U.S. World Government Bond Index
Account Value	$ 8,572	9,053	8,555	10,977	12,153	10,971	10,417	10,610	9,617	9,446	10,000
FTSE Non-U.S. World Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Non-U.S. World Government Bond Index
Account Value	$ 8,572	9,053	8,555	10,977	12,153	10,971	10,417	10,610	9,617	9,446	10,000
JP Morgan GBI-EM Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan GBI-EM Global Diversified Index
Account Value	$ 10,443	10,698	9,492	10,748	11,778	11,469	10,108	10,777	9,354	8,508	10,000
JP Morgan GBI-EM Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan GBI-EM Global Diversified Index
Account Value	$ 10,443	10,698	9,492	10,748	11,778	11,469	10,108	10,777	9,354	8,508	10,000
JP Morgan GBI-EM Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan GBI-EM Global Diversified Index
Account Value	$ 10,443	10,698	9,492	10,748	11,778	11,469	10,108	10,777	9,354	8,508	10,000
JP Morgan GBI-EM Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan GBI-EM Global Diversified Index
Account Value	$ 10,443	10,698	9,492	10,748	11,778	11,469	10,108	10,777	9,354	8,508	10,000
JP Morgan GBI-EM Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan GBI-EM Global Diversified Index
Account Value	$ 10,443	$ 10,698	$ 9,492	$ 10,748	$ 11,778	$ 11,469	$ 10,108	$ 10,777	$ 9,354	$ 8,508	$ 10,000